Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 122	$ 201
Preferred stock, shares authorized	40,000,000	40,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares outstanding	23,143,655	23,145,927
Noncontrolling interest in consolidated partnership, redemption value	101	99
Redeemable Preferred Stock Series B [Member]
Preferred stock, annual dividend rate	10.00%	10.00%
Redeemable preferred stock, shares authorized	800,000	800,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares outstanding	332,500	332,500
Preferred stock, liquidation preference	8,312	8,312
Preferred Stock Series A [Member]
Preferred stock, annual dividend rate	8.00%	8.00%
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares outstanding	803,270	803,270
Preferred stock, liquidation preference	8,033	8,033
Series C Convertible Preferred Stock [Member]
Preferred stock, annual dividend rate	6.25%	6.25%
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares outstanding	3,000,000	3,000,000
Preferred stock, liquidation preference	$ 30,000	$ 30,000